UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2016

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
2/29/16 (Unaudited)

CORPORATE BONDS AND NOTES (88.0%)(a)
		Principal amount	Value

Advertising and marketing services (0.3%)

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024		$115,000	$118,163

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025		945,000	973,350

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024		595,000	623,263

			1,714,776
Automotive (0.7%)

Dana Holding Corp. sr. unsec. notes 6s, 2023		315,000	300,825

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5 1/4s, 2023 (Italy)		1,500,000	1,417,500

General Motors Co. sr. unsec. notes 5.2s, 2045		280,000	241,876

Lear Corp. company guaranty sr. unsec. notes 5 1/4s, 2025		160,000	166,400

Lear Corp. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		365,000	377,775

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021		1,569,000	953,168

			3,457,544
Banking (2.7%)

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)		800,000	812,000

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity		635,000	647,700

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)		760,000	830,300

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)		685,000	611,363

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151s, 2031		1,155,000	1,299,375

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13s, perpetual maturity (United Kingdom)	GBP	925,000	2,097,597

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		$450,000	420,750

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		1,534,000	1,468,805

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)		575,000	524,688

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648s, perpetual maturity (United Kingdom)		3,240,000	3,774,600

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		1,030,000	929,472

Royal Bank of Scotland Group PLC jr. unsec. sub. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)		300,000	293,250

			13,709,900
Basic materials (10.1%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		1,530,000	1,453,500

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)		615,000	645,750

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)		710,000	571,550

ArcelorMittal SA sr. unsec. unsub. notes 8s, 2039 (France)		480,000	377,520

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2023		1,130,000	1,192,150

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023		720,000	801,000

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020		1,335,000	1,301,625

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023		1,560,000	1,453,920

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)		415,000	439,900

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)		1,145,000	1,199,388

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)		825,000	744,645

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)		430,000	425,700

Cemex SAB de CV 144A company guaranty sr. notes 6 1/8s, 2025 (Mexico)		300,000	270,000

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.7s, 2025 (Mexico)		1,050,000	916,125

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025		515,000	373,375

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023		765,000	552,713

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		1,530,000	1,399,950

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)		2,100,000	1,674,750

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021		600,000	552,000

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)		725,000	358,875

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		776,000	401,580

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)		1,006,000	523,120

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2023		1,805,000	1,931,350

HD Supply, Inc. company guaranty sr. unsec. notes 11 1/2s, 2020		1,240,000	1,370,200

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020		505,000	531,513

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021		935,000	979,413

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		2,055,000	1,166,213

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		820,000	772,850

Huntsman International, LLC 144A company guaranty sr. unsec. notes 5 1/8s, 2022		1,070,000	979,050

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018		1,175,000	1,008,291

Joseph T Ryerson & Son, Inc. company guaranty sr. sub. notes 9s, 2017		1,525,000	1,174,250

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020		1,540,000	1,593,900

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)		1,285,000	1,182,200

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)		855,000	717,131

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)		1,085,000	1,033,463

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		2,493,000	2,312,258

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025		770,000	662,200

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		1,615,000	1,542,325

PQ Corp. 144A company guaranty sub. notes 8 3/4s, 2018		785,000	733,975

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033		865,000	899,600

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2023		720,000	744,300

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025		355,000	375,413

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)		925,000	1,001,313

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022		1,870,000	1,870,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024		665,000	623,438

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021		285,000	277,875

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021		2,017,000	1,530,399

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2023		890,000	767,625

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		330,000	341,550

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025		1,060,000	1,081,200

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023		2,150,000	2,002,188

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		2,483,000	2,588,528

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021		105,000	109,200

			51,532,347
Broadcasting (3.2%)

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020		1,535,000	1,346,963

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022		2,255,000	2,187,350

Cumulus Media Holdings, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		935,000	261,800

Entercom Radio, LLC company guaranty sr. unsec. notes 10 1/2s, 2019		620,000	637,050

Gray Television, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020		1,695,000	1,781,869

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019		725,000	511,125

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		265,000	266,656

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		1,515,000	1,571,813

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024		1,440,000	1,436,400

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024		470,000	493,500

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2020		240,000	250,800

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020		925,000	980,500

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021		1,030,000	1,055,750

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2023		410,000	383,350

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		1,060,000	1,060,000

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5 1/8s, 2025		1,060,000	1,037,475

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021		1,260,000	1,266,300

			16,528,701
Building materials (0.8%)

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		780,000	807,300

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021		1,590,000	1,641,675

Standard Industries, Inc./NJ 144A sr. unsec. notes 6s, 2025		250,000	254,063

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 3/8s, 2024		980,000	995,317

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 1/8s, 2021		150,000	153,000

			3,851,355
Cable television (5.2%)

Altice SA 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Luxembourg)		2,550,000	2,460,750

Altice SA 144A company guaranty sr. unsec. notes 7 5/8s, 2025 (Luxembourg)		200,000	182,750

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020		470,000	441,800

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		525,000	539,438

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. bonds 5 1/8s, 2023		1,410,000	1,406,475

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 5/8s, 2022		750,000	787,500

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		1,105,000	1,113,288

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024		1,645,000	1,675,844

CCOH Safari, LLC 144A sr. unsec. notes 5 3/4s, 2026		1,085,000	1,087,854

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021		2,370,000	2,174,475

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021		225,000	206,438

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024		940,000	803,700

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		300,000	304,500

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		660,000	593,043

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10 7/8s, 2025		620,000	669,600

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10 1/8s, 2023		720,000	774,900

Numericable Sfr SA 144A sr. bonds 5 5/8s, 2024 (France)	EUR	275,000	295,045

Numericable-SFR SAS 144A company guaranty sr. notes 6s, 2022 (France)		$2,260,000	2,234,575

Numericable-SFR SAS 144A sr. bonds 6 1/4s, 2024 (France)		1,920,000	1,848,000

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)		255,000	265,200

Unitymedia GmbH 144A company guaranty sr. notes 6 1/8s, 2025 (Germany)		1,420,000	1,455,642

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		1,393,000	1,424,343

Virgin Media Finance PLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (United Kingdom)		540,000	562,950

Virgin Media Secured Finance PLC 144A sr. notes 5 3/8s, 2021 (United Kingdom)		666,000	687,645

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019		2,955,000	2,696,438

			26,692,193
Capital goods (8.4%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		3,338,000	3,271,240

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		455,000	484,575

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024		1,190,000	1,130,500

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022		534,000	523,320

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)		1,130,000	1,138,432

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024		1,325,000	1,205,750

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023		995,000	995,000

Berry Plastics Corp. 144A company guaranty notes 6s, 2022		465,000	483,600

Bombardier, Inc. 144A sr. unsec. unsub. notes 4 3/4s, 2019 (Canada)		1,455,000	1,160,363

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		1,755,000	1,882,238

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7 3/8s, 2026		780,000	832,650

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)		736,000	728,640

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022		3,115,000	2,347,931

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021		785,000	826,213

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		1,735,000	1,652,588

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)		2,158,000	2,907,696

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 8 1/2s, 2020		265,000	276,263

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022		2,100,000	2,318,400

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		1,380,000	1,162,650

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022		1,410,000	1,381,800

MTW Foodservice Escrow Corp. 144A sr. unsec. notes 9 1/2s, 2024		1,320,000	1,390,950

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023		1,925,000	1,742,125

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025		1,027,000	1,014,163

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022		1,570,000	1,581,775

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019		562,000	578,860

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019		260,000	260,988

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)		385,000	378,263

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 3/4s, 2022 (Netherlands)(PIK)		400,000	424,000

Schaeffler Holding Finance BV 144A company guaranty sr. sub. notes 6 7/8s, 2018 (Netherlands)(PIK)		1,375,000	1,411,094

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		842,000	871,470

Terex Corp. company guaranty sr. unsec. notes 6s, 2021		2,330,000	2,201,850

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021		1,305,000	1,340,888

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024		550,000	536,250

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025		1,525,000	1,456,375

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022		855,000	843,244

			42,742,144
Commercial and consumer services (0.3%)

Mustang Merger Corp. 144A sr. unsec. notes 8 1/2s, 2021		265,000	269,638

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023		1,220,000	1,229,150

			1,498,788
Consumer (0.5%)

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		1,030,000	607,700

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5 3/4s, 2025		805,000	848,269

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2022		90,000	96,750

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020		110,000	115,913

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2024		670,000	708,525

			2,377,157
Consumer finance (2.2%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		1,990,000	1,850,700

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020		550,000	518,375

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		1,910,000	1,683,188

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019		880,000	754,600

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019		680,000	643,450

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021		1,115,000	1,045,313

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		393,000	379,245

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		1,060,000	927,500

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		1,140,000	1,011,750

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020		380,000	331,075

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019		305,000	266,875

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020		1,223,000	1,180,195

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021		1,235,000	879,938

			11,472,204
Consumer staples (5.4%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)		1,900,000	1,980,750

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)		575,000	584,344

Ashtead Capital, Inc. 144A company guaranty notes 6 1/2s, 2022		1,799,000	1,848,473

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024		420,000	414,750

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		665,000	621,775

BlueLine Rental Finance Corp. 144A notes 7s, 2019		1,250,000	915,625

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022		1,380,000	1,176,450

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021		3,555,000	2,932,875

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023		470,000	489,388

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		1,430,000	1,608,750

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		1,760,000	1,768,800

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)		380,000	382,850

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023		1,100,000	1,160,500

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		1,815,000	1,034,550

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)		1,275,000	1,109,250

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)		480,000	464,400

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		315,000	305,550

Landry's, Inc. 144A company guaranty sr. unsec. sub. notes 9 3/8s, 2020		1,815,000	1,901,213

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025		670,000	651,575

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2024		240,000	247,200

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021		1,385,000	1,371,150

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021		1,765,000	1,769,413

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023		1,585,000	1,691,988

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		1,380,000	472,650

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022		675,000	722,250

			27,626,519
Energy (5.6%)

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022		895,000	762,988

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		595,000	508,725

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021		1,344,000	1,162,560

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022		1,745,000	1,142,975

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2021		255,000	166,388

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)		785,000	427,825

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 1/8s, 2021 (Canada)		180,000	102,600

California Resources Corp. company guaranty sr. unsec. sub. notes 6s, 2024		605,000	78,650

California Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2020		234,000	30,420

California Resources Corp. 144A company guaranty notes 8s, 2022		2,244,000	561,000

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)		1,291,500	458,483

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022		1,707,000	665,730

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023		555,000	514,763

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022		947,000	877,751

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022		490,000	151,900

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		110,000	80,300

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023		645,000	545,025

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021		3,669,000	403,590

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020		715,000	395,038

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2020		1,195,000	1,200,354

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022		430,000	391,300

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021		1,615,000	209,950

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		1,580,000	1,015,150

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		1,435,000	28,700

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		895,000	38,038

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019		537,000	22,823

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020		1,304,000	145,070

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022		1,515,000	1,408,950

Newfield Exploration Co. sr. unsec. unsub. notes 5 5/8s, 2024		1,088,000	987,360

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026		805,000	696,325

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 1/2s, 2021		460,000	262,200

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2023		730,000	427,050

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022		1,657,000	969,345

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2023		810,000	447,525

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022		795,000	449,175

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022		1,445,000	1,376,363

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024		900,000	828,558

Sabine Pass Liquefaction, LLC sr. notes 5 5/8s, 2023		165,000	152,213

Sabine Pass LNG LP company guaranty sr. sub. notes 6 1/2s, 2020		690,000	727,743

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)		2,795,000	6,988

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020 (In default)(NON)		1,590,000	306,234

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)		780,000	674,700

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)		850,000	816,000

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022		910,000	18,200

Seventy Seven Operating, LLC company guaranty sr. unsec. unsub. notes 6 5/8s, 2019		1,085,000	206,150

SM Energy Co. sr. unsec. notes 6 1/2s, 2021		540,000	243,000

SM Energy Co. sr. unsec. sub. notes 5s, 2024		850,000	337,875

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		280,000	112,000

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)	CAD	420,000	186,253

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)		$455,000	36,400

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022		680,000	102,000

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021		1,670,000	793,250

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		2,365,000	1,105,638

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 7/8s, 2021		335,000	288,100

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 3/4s, 2031		968,000	726,000

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		610,000	536,993

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023		1,260,000	1,026,900

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022		855,000	489,488

			28,833,072
Entertainment (2.0%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022		895,000	926,325

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025		685,000	708,119

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024		430,000	442,900

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		835,000	848,569

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021		40,000	41,900

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023		950,000	950,000

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020		1,315,000	1,331,043

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2018		640,000	644,000

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2025		980,000	965,300

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023		1,035,000	1,019,475

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022		180,000	182,025

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021		2,225,000	2,274,729

			10,334,385
Financial (2.7%)

Ally Financial, Inc. company guaranty sr. unsec. notes 8s, 2031		2,905,000	3,199,131

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025		895,000	868,150

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023		975,000	965,250

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		1,145,000	1,182,213

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022		845,000	848,169

CIT Group, Inc. 144A sr. unsec. notes 5 1/2s, 2019		468,000	484,380

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020		1,645,000	658,000

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021		1,030,000	957,900

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023		625,000	590,625

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020		1,450,000	902,625

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020		1,280,000	1,190,400

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022		1,195,000	1,042,638

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018		1,170,000	959,400

			13,848,881
Gaming and lottery (2.7%)

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023		915,000	940,163

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7s, 2023		1,360,000	1,356,600

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	2,015,000	1,472,529

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		$1,120,000	1,153,600

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021		2,255,000	2,194,386

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		753,000	771,825

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		2,890,000	2,832,200

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022		3,305,000	2,594,425

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020		470,000	253,800

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022		295,000	286,888

			13,856,416
Health care (8.8%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021		1,675,000	1,716,875

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022		860,000	852,690

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023		1,335,000	1,161,450

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		1,125,000	1,133,438

Centene Escrow Corp. 144A sr. unsec. notes 6 1/8s, 2024		1,145,000	1,215,131

Centene Escrow Corp. 144A sr. unsec. notes 5 5/8s, 2021		355,000	370,975

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021		580,000	582,900

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022		1,205,000	1,033,288

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)		1,645,000	1,431,150

ConvaTec Healthcare E SA 144A company guaranty sr. unsec. unsub. notes 10 1/2s, 2018 (Luxembourg)		1,078,000	1,106,298

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022		2,195,000	1,580,400

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)		1,812,000	1,730,460

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022		1,874,000	1,892,740

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023		950,000	950,000

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025 (Ireland)		925,000	920,375

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6s, 2023 (Ireland)		460,000	464,600

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022		1,625,000	1,588,438

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020		2,110,000	2,331,550

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022		410,000	462,275

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025		400,000	407,500

Horizon Pharma Financing, Inc. 144A company guaranty sr. unsec. notes 6 5/8s, 2023		460,000	404,800

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023		1,130,000	1,152,600

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)		1,025,000	912,250

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018		1,645,000	1,513,400

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7 7/8s, 2021		910,000	937,300

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)		1,165,000	1,098,013

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023		460,000	476,675

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		790,000	799,875

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)		1,095,000	1,119,332

Service Corp. International/US sr. unsec. notes 7s, 2017		205,000	216,275

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022		1,940,000	2,027,300

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024		1,835,000	1,951,981

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023		745,000	700,300

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021		515,000	511,781

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		215,000	227,900

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020		340,000	343,400

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020		2,115,000	2,246,130

Tenet Healthcare Corp. 144A company guaranty sr. FRN 4.012s, 2020		1,325,000	1,305,125

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2020		280,000	256,900

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025		1,225,000	1,028,234

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023		1,370,000	1,155,938

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021		135,000	115,509

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		640,000	532,800

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020		1,305,000	1,181,025

			45,147,376
Homebuilding (3.1%)

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023		710,000	730,413

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)		1,555,000	1,415,050

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)		1,150,000	960,250

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021		1,420,000	1,498,100

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024		585,000	612,788

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		2,030,000	1,997,013

Lennar Corp. company guaranty sr. unsec. notes 4 1/2s, 2019		1,290,000	1,326,275

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		480,000	474,000

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2021		715,000	718,575

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)		1,507,000	1,303,555

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		1,380,000	1,566,300

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2026		1,600,000	1,618,000

Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		430,000	436,988

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		355,000	330,150

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024		710,000	631,900

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023		140,000	128,800

			15,748,157
Insurance (1.6%)

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058		1,265,000	1,578,088

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025		725,000	703,250

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020		765,000	762,131

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066		710,000	149,100

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)		315,000	262,238

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021		1,995,000	1,785,525

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		875,000	957,031

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		1,265,000	1,163,800

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023		1,020,000	918,000

			8,279,163
Investment banking/Brokerage (0.5%)

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022		580,000	602,846

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023		596,000	581,100

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		1,165,000	1,211,600

			2,395,546
Lodging/Tourism (0.5%)

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020		235,000	239,700

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019		320,000	362,400

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		1,975,000	1,836,750

			2,438,850
Media (0.3%)

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)		1,440,000	1,497,600

			1,497,600
Real estate (0.6%)

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023		155,000	155,503

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2024(R)		525,000	538,125

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)		645,000	661,125

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		1,750,000	1,662,500

			3,017,253
Regional Bells (0.7%)

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021		180,000	159,525

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025		1,275,000	1,276,594

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022		1,875,000	1,893,750

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020		330,000	340,725

			3,670,594
Retail (2.5%)

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		1,491,000	1,118,250

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021		985,000	359,525

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023		510,000	542,513

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020		360,000	378,000

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019		1,070,000	1,083,375

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020		240,000	219,600

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		1,295,000	841,750

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		1,835,000	1,445,063

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		100,000	111,750

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022		620,000	664,950

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028		1,230,000	1,027,050

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)		2,185,000	1,316,463

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8s, 2021		1,455,000	1,025,630

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022		1,770,000	1,770,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024		1,070,000	1,037,900

			12,941,819
Technology (3.7%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		630,000	643,388

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		1,690,000	430,950

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		3,135,000	1,928,025

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025		960,000	950,400

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023		1,620,000	1,620,000

First Data Corp. 144A notes 5 3/4s, 2024		1,275,000	1,282,969

First Data Corp. 144A sr. notes 5 3/8s, 2023		1,135,000	1,180,400

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020		397,000	399,978

Infor US, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2022		2,820,000	2,446,350

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)		1,620,000	1,721,250

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)		485,000	514,100

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		1,525,000	1,400,941

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5 1/4s, 2023		535,000	457,425

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		1,430,000	1,365,650

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)		515,000	508,563

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		412,000	149,350

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022		1,785,000	1,860,863

			18,860,602
Telecommunications (4.9%)

Altice Financing SA 144A company guaranty sr. notes 7 7/8s, 2019 (Luxembourg)		690,000	718,319

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)		605,000	595,925

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2025 (Luxembourg)		655,000	589,828

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		1,965,000	2,080,444

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)		500,000	523,750

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)		1,560,000	1,216,800

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)		2,185,000	1,857,250

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		580,000	403,100

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		190,000	57,000

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)		440,000	134,200

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022		565,000	583,363

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		1,155,000	1,206,975

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		1,331,000	1,367,603

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		495,000	507,375

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,285,000	1,424,263

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6 7/8s, 2028		2,870,000	2,080,750

Sprint Communications, Inc. sr. unsec. notes 7s, 2020		370,000	289,525

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018		1,535,000	1,593,484

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023		3,150,000	2,331,000

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021		2,955,000	2,223,638

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022		2,355,000	2,107,725

Wind Acquisition Finance SA 144A company guaranty notes 7 3/8s, 2021 (Luxembourg)		960,000	883,200

			24,775,517
Telephone (2.1%)

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023		1,450,000	1,522,500

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025		1,300,000	1,313,000

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		1,167,000	1,225,350

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023		435,000	448,050

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023		100,000	103,750

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021		695,000	743,650

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		2,195,000	2,260,850

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021		1,960,000	1,581,475

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023		1,935,000	1,402,875

			10,601,500
Tire and rubber (0.3%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022		1,510,000	1,298,600

			1,298,600
Transportation (0.8%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023		1,990,000	1,776,075

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		2,580,000	2,438,100

			4,214,175
Utilities and power (4.8%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		520,000	570,700

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025		2,935,000	2,641,500

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023		660,000	585,750

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021		1,112,000	1,153,700

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025		2,500,000	2,250,000

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		605,000	618,613

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024		370,000	377,400

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85s, 2037		1,185,000	939,156

DPL, Inc. sr. unsec. sub. notes 6 1/2s, 2016		176,000	178,200

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		160,000	133,600

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019		1,335,000	1,237,378

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024		1,100,000	910,250

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8 5/8s, 2022		765,000	815,628

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)		404,647	426,903

Energy Transfer Equity LP company guaranty sr. notes 7 1/2s, 2020		992,000	907,680

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022		430,000	116,100

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023		105,000	28,350

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020		3,051,000	884,790

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031		740,000	407,000

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021		1,715,000	943,250

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		380,000	247,000

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020		740,000	447,700

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021		3,010,000	2,840,688

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024		760,000	668,800

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022		835,000	694,243

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		1,240,000	1,089,655

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		1,110,000	932,400

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022		1,515,000	1,287,750

			24,334,184

Total corporate bonds and notes (cost $512,988,452)			$449,297,318

SENIOR LOANS (5.2%)(a)(c)
		Principal amount	Value

Basic materials (0.1%)

Builders FirstSource, Inc. bank term loan FRN Ser. B, 6s, 2022		$353,522	$341,443

			341,443
Capital goods (0.1%)

Manitowac Foodservice, Inc. bank term loan FRN 5 3/4s, 2023		660,000	657,525

			657,525
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021		990,000	799,116

			799,116
Consumer cyclicals (3.7%)

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022		1,516,535	1,390,473

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017		3,398,849	2,959,123

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 10 3/4s, 2017		691,525	567,051

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021		1,988,017	1,560,593

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		939,748	883,363

DBP Holding Corp. bank term loan FRN Ser. B, 5 1/4s, 2019		760,000	634,600

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		1,388,301	947,515

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.938s, 2019		1,534,000	992,115

J Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2021		1,298,392	868,763

Jeld-Wen, Inc. bank term loan FRN 4s, 2021		798,219	784,915

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022		1,032,413	1,015,205

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020		1,446,375	1,232,131

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020		204,999	171,533

PET Acquisition Merger Sub, LLC bank term loan FRN Ser. B1, 5 3/4s, 2023		940,000	919,320

ROC Finance, LLC bank term loan FRN 5s, 2019		1,432,387	1,286,760

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6s, 2021		805,000	732,148

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021		460,000	428,375

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020		922,955	860,655

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019		875,224	865,378

			19,100,016
Consumer staples (0.4%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021		1,400,063	1,316,934

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021		990,000	732,600

			2,049,534
Energy (—%)

Vantage Drilling International bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)		594,750	98,134

			98,134
Financials (0.1%)

iStar, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)		259,374	256,132

			256,132
Health care (0.3%)

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021		518,438	500,292

Concordia Healthcare Corp. bank term loan FRN Ser. B, 5 1/4s, 2021 (Canada)		890,000	850,506

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)		315,915	299,961

			1,650,759
Technology (0.2%)

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020		1,439,615	854,171

			854,171
Utilities and power (0.2%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017		3,273,299	936,982

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017		33,594	9,616

			946,598

Total senior loans (cost $33,257,255)			$26,753,428

CONVERTIBLE BONDS AND NOTES (0.4%)(a)
		Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		$728,000	$717,080

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8s, 2018		449,000	674,061

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018		399,000	161,096

ON Semiconductor Corp. 144A cv. company guaranty sr. unsec. unsub. notes 1s, 2020		572,000	500,143

Total convertible bonds and notes (cost $2,085,236)			$2,052,380

U.S. TREASURY OBLIGATIONS (0.0%)(a)
		Principal amount	Value

U.S. Treasury Notes 1.875%, October 31, 2022(i)		$11,000	$11,329

Total U.S. treasury obligations (cost $11,329)			$11,329

SHORT-TERM INVESTMENTS (5.5%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.41%(AFF)		28,002,844	$28,002,844

Total short-term investments (cost $28,002,844)			$28,002,844

TOTAL INVESTMENTS

Total investments (cost $576,345,116)(b)			$506,117,299

FORWARD CURRENCY CONTRACTS at 2/29/16 (aggregate face value $5,028,806) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	3/16/16	$300,473	$294,132	$(6,341)
Barclays Bank PLC
	Canadian Dollar	Sell	4/20/16	477,185	464,384	(12,801)
Credit Suisse International
	British Pound	Buy	3/16/16	491,343	532,405	(41,062)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/20/16	1,291,564	1,256,833	(34,731)
UBS AG
	British Pound	Sell	3/16/16	2,289,547	2,481,052	191,505

Total						$96,570

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2015 through February 29, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $510,696,268.
(b)	The aggregate identified cost on a tax basis is $576,482,312, resulting in gross unrealized appreciation and depreciation of $8,071,300 and $78,436,313, respectively, or net unrealized depreciation of $70,365,013.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$21,290,706	$31,332,332	$24,620,194	$33,918	$28,002,844
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $91,852 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $118,588 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $94,935 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$2,052,380	$—
Corporate bonds and notes	—	449,297,318	—
Senior loans	—	26,753,428	—
U.S. treasury obligations	—	11,329	—
Short-term investments	28,002,844	—	—

Totals by level	$28,002,844	$478,114,455	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$96,570	$—

Totals by level	$—	$96,570	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$191,505	$94,935

Total	$191,505	$94,935

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$7,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Credit Suisse International	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Forward currency contracts#	—	—	—	—	191,505	191,505

	Total Assets	$—	$—	$—	$—	$191,505	$191,505

	Liabilities:
	Forward currency contracts#	6,341	12,801	41,062	34,731	—	94,935

	Total Liabilities	$6,341	$12,801	$41,062	$34,731	$—	$94,935

	Total Financial and Derivative Net Assets	$(6,341)	$(12,801)	$(41,062)	$(34,731)	$191,505	$96,570
	Total collateral received (pledged)##†	$—	$—	$—	$11,329	$118,588
	Net amount	$(6,341)	$(12,801)	$(41,062)	$(46,060)	$72,917

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2016